Private Placement (Details) - Sponsor [Member]	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Private Placement Warrants [Member]
Private Placement [Line Items]
Number of shares purchased an aggregate | shares	2,457,000
Price per share | $ / shares	$ 1
Private Placement [Member]
Private Placement [Line Items]
Gross proceeds of private placement | $	$ 2,457,000